19 Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Total	£ 200	£ 412	£ 368
Non-current
Total	60	5,670	884
Government and research loans [member]
Current
Total	107	179	284
Non-current
Total		4,758	714
Bank loans [member]
Current
Total			4
Non-current
Total
Lease liabilities [member]
Current
Total	93	233	80
Non-current
Total	£ 60	£ 912	£ 170